ORGANIZATION AND BASIS OF PRESENTATION (Details Narrative) - USD ($)			9 Months Ended		12 Months Ended
	Feb. 12, 2020	Oct. 09, 2019	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	May 23, 2022	May 20, 2022	Feb. 15, 2022	Dec. 31, 2020
Bad debt expense			$ 98,841	$ 616,215
Accounts receivable, after allowance for credit loss, current			850,306		$ 978,973				$ 805,043
Warrants to purchase common stock			$ 26,924
Number of options outstanding			338,857		410,964
Reverse stock split, description	stock split ratio of 1-for-6	range from one-for-two (1-for-2) to one-for-ten (1-for-10)
Single Customer [Member]
Accounts receivable, after allowance for credit loss, current			$ 630,000
Bonum Health Hub [Member]
Investment Company, Gain (Loss) on Investment Not Meeting Guidelines			$ 143,891		$ 143,891
Community Specialty Pharmacy, LLC [Member]
Other receivables							$ 1,200,000
Payment of other receivables						$ 875,000
Trxade, Inc.[Member]
Ownership percentage			100.00%
MedChecks, LLC [Member]
Ownership percentage			100.00%
S O S Rx L L C [Member]
Ownership percentage								51.00%
Exchange Health LLC [Member]
Ownership percentage								49.00%
TRxADE Health Inc [Member]
Ownership percentage					100.00%